License Agreements - Additional Information (Detail)	1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 SGD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) Target $ / shares shares	Sep. 30, 2019 SGD ($) Target shares	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Remaining performance obligation											$ 0
Array Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of out-licensing proceeds agreed to pay out as royalties									50.00%	50.00%
Initial upfront payment					$ 12,000,000
Additional payment				$ 11,000,000
Development milestone linked payments estimated				30,000,000					$ 0
Regulatory milestones linked payments estimated				20,000,000					0
Commercial milestones linked payments estimated				$ 55,000,000					$ 0
Notice period for termination of agreement									180 days	180 days
Array Biopharma | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of sublicense agreement ceiling									20.00%	20.00%
Bristol-Myers Squibb | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment												$ 10,000,000
Purchase of related research materials, supplies, research documentation and clinical trial results												$ 1,294,034
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Dec. 31, 2015	Dec. 31, 2015
Agreement amended date									Mar. 31, 2018	Mar. 31, 2018
License Cost								$ 100,000
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Regulatory milestones linked payments estimated	$ 95,000,000
Agreement date									May 31, 2014	May 31, 2014
Percentage of entity's revenue									10.00%	10.00%
First Payment	30,000,000
Sales mile stones linled payments estimated	$ 655,000,000
Hyundai Pharm Co., Ltd. | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date												Oct. 31, 2015
Option payment received												$ 250,000
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize			$ 325,000
Exploit Technologies Pte Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Additions						$ 73,400	$ 100,000
Milestone payment receivable upon achievement						$ 8,978,951	$ 12,000,000
Collaboration agreement, term (in years)						3 years	3 years
Nanyang Technological University | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Oct. 31, 2016	Oct. 31, 2016
Number of targets to select | Target									3	3
Number of shares received in exchange for surrender of residual rights | shares									599,445	599,445
Value of shares received in exchange for surrender of residual rights									$ 187,244	$ 255,000
Subscription price | $ / shares									$ 0.32
Gain from derecognition recorded as other income											$ 187,244
BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Upfront payment		$ 1,000,000	2,000,000
Remaining performance obligation													$ 0
License Cost									$ 100,000
BioGenetics Co. Ltd | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Sales and development milestone payments		$ 8,000,000	$ 11,000,000